Average Annual Total Returns{- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - NF_01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Retail Class 2-PRO-01 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Retail Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.02%	0.66%	0.37%